SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of loans under investor assurance program (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Current loan products
Guarantor Obligations [Line Items]
Total outstanding loan balances	¥ 1,224,961
Maximum potential undiscounted future payments	¥ 1,265,267
Remaining weighted average contractual term	2 years 3 months 18 days
Net expected accumulative loss rate on outstanding loans	11.30%
Other online standard loan products
Guarantor Obligations [Line Items]
Total outstanding loan balances	¥ 169,072
Maximum potential undiscounted future payments	¥ 180,845
Remaining weighted average contractual term	8 years 9 months 18 days
Net expected accumulative loss rate on outstanding loans	16.00%
Offline and non-standard loan products
Guarantor Obligations [Line Items]
Total outstanding loan balances	¥ 3,554,398
Maximum potential undiscounted future payments	¥ 3,847,072
Remaining weighted average contractual term	10 years 6 months
Net expected accumulative loss rate on outstanding loans	19.00%
Loans related to other guarantee liabilities
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payments	¥ 4,060